Document and Entity Information (USD $)	3 Months Ended
Dec. 31, 2014
Document And Entity Information
Entity Registrant Name	BLUE SKY MEDIA CORP
Entity Central Index Key	0001604930
Document Type	10-Q
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 1,100,500
Entity Common Stock, Shares Outstanding	10,851,500
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2014